Condensed Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 9,143	$ 111,752	$ 336,679
Equity investments, at fair value (cost of $0 and $45,336 at December 31, 2019 and 2018, respectively)			215,528
Equity investments, at cost	9,394	9,394	12,766
Notes receivable, net	200,000	200,000
Prepaid expenses and other current assets	29,367	16,333	34,031
Inventory	155,913	156,366	26,973
Total Current Assets	403,817	493,845	625,977
OTHER ASSETS:
Notes receivable, net			200,000
Intangible asset			29,440
Total Other Assets			229,440
Total Assets	403,817	493,845	855,417
CURRENT LIABILITIES:
Convertible note payable, net of discount	144,375	61,875
Accounts payable and accrued expenses	106,159	54,862	25,631
Note payable - related party	15,000
Accrued interest payable - related party	52
Insurance finance loan			22,344
Total Current Liabilities	265,586	116,737	47,975
Redeemable Series A, Convertible Preferred stock, $0.0001 par value, 1,000,000 shares shares designated; 4,000 shares issued and outstanding at March 31, 2020 and December 31, 2019 ($100 per share redemption value)	400,000	400,000	400,000
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, value
Common stock, $0.0001 par value, 100,000,000 shares authorized; 23,604,207 and 23,604,207 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	2,361	2,361	2,342
Additional paid-in capital	2,630,551	2,630,551	2,047,610
Accumulated deficit	(2,894,681)	(2,655,804)	(1,642,510)
Total Stockholders' Equity (Deficit)	(261,769)	(22,892)	407,442
Total Liabilities and Stockholders' Equity (Deficit)	403,817	493,845	855,417
Series B Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, value
Total Stockholders' Equity (Deficit)